SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2018
SHORT-TERM BORROWINGS
Schedule of short-term borrowings

	As of March 31,
	2017	2018

Bank borrowings (1)	$38,659	$58,373
Long-term loans due within one year (2)	72,640	138,077

	$111,299	$196,450

(1)	Bank borrowings

a.

In December 2015, iKang Holding entered into multiple two-year loan framework agreements with China Merchants Bank totaling RMB104,600,000 (equivalent to $15,198) to satisfy its daily operation needs. Each of the loans bear interest at a rate of 4.75% per annum. During fiscal years ended March 31, 2017 and 2018, the Group repaid RMB43,500,000 (equivalent to $6,249) and RMB61,100,000 (equivalent to $9,602). As of March 31, 2017 and 2018, the Group has RMB61,100,000 (equivalent to $8,877) and nil bank borrowings outstanding, respectively.

b.

In June 2016, iKang Holding entered into multiple two-year loan framework agreements with Industrial and Commercial Bank of China totaling RMB40,000,000 (equivalent to $5,811) to satisfy the daily operation needs. Each of the loan bears interest at a rate of 4.35%. During fiscal year ended March 31, 2018, the Group repaid RMB40,000,000 (equivalent to $6,377). As of March 31, 2017 and 2018, the Group has RMB40,000,000 (equivalent to $5,811) and nil bank borrowings outstanding, respectively.

c.

In September 2016, iKang Holding entered into a two-year loan framework agreements with China Merchants Bank totaling RMB15,000 ,000 (equivalent to $2,179) to satisfy the daily operation needs. The annual interest rate is 4.75%. During fiscal year ended March 31, 2018, the Group repaid RMB15,000,000 (equivalent to $2,391). The balance of this short-term borrowing were RMB15,000,000 (equivalent to $2,179) and nil as of March 31, 2017 and 2018, respectively.

d.

In December 2016, iKang Holding entered into a two-year loan framework agreements with Industrial Bank Co., Ltd. totaling RMB100,000,000 (equivalent to $14,528) to satisfy the daily operation needs. The annual interest rate is 4.35%. During fiscal year ended March 31, 2018, the Group repaid RMB100,000,000 (equivalent to $15,942). As of March 31, 2017 and 2018, the Group has RMB100,000,000 (equivalent to $14,528) and nil bank borrowings outstanding, respectively.

e.

In December 2016, iKang Holding entered into a two-year loan framework agreements with Hongkong and Shanghai Banking Corporation Limited RMB50,000,000 (equivalent to $7,264) to satisfy the daily operation needs. The annual interest rate is 4.35%. During fiscal years ended March 31, 2017 and 2018, the Group repaid RMB20,00,000 (equivalent to $2,906) and RMB30,000,000 (equivalent to $4,783). As of March 31, 2017 and 2018, the Group has RMB30,000,000 (equivalent to $4,358) and nil bank borrowings outstanding, respectively.

f.

In March 2017, iKang Holding entered into a two-year loan framework agreements with Bank of China RMB20,000,000 (equivalent to $2,906) to satisfy the daily operation needs. The annual interest rate is 4.35%. During fiscal year ended March 31, 2018, the Group repaid RMB20,000,000 (equivalent to $3,188). As of March 31, 2017 and 2018, the Group has RMB20,000,000 (equivalent to $2,906) and nil bank borrowings outstanding, respectively.

g.

In June 2017, iKang Holding entered into a one-year loan framework agreement to obtain a short-term borrowing facility totaling RMB20,000,000 (equivalent to $3,188) with Industrial and Commercial Bank of China to satisfy the daily operation needs, of which RMB20,000,000 (equivalent to $3,188) was drawn down in June 2017. The loan bears interest at a rate of 4.35% per annum with a maturity date of June 15, 2018. As of March 31, 2018, the outstanding balance of this short-term borrowing was RMB20,000,000 (equivalent to $3,188).

h.

In April 2017, iKang Holding entered into a one-year loan framework agreement to obtain a short-term borrowing facility totaling RMB100,000,000 (equivalent to $15,942) with China Minsheng Bank to satisfy the daily operation needs, of which RMB47,055,000 (equivalent to $7,502) was drawn down in August 2017. The loan bears interest at a rate of 5.00% per annum with a maturity date on August 7, 2018. As of March 31, 2018, the outstanding balance of this short-term borrowing was RMB47,055,000 (equivalent to $7,502).

i.

In November 2017, iKang Holding entered into a one-year loan framework agreement of RMB100,000,000 (equivalent to $15,942) with Industrial Bank Co., Ltd. to satisfy the daily operation needs. The loan bears interest at a rate of 4.83% per annum with a maturity date on November 28, 2018. As of March 31, 2018, the balance of this short-term borrowing was RMB100,000,000 (equivalent to $15,942).

j.

In December 2017, iKang Holding entered into a one-year loan framework agreement to obtain a short-term borrowing facility totaling RMB30,000,000 (equivalent to $4,783) with the Hongkong and Shanghai Banking Corporation Limited to satisfy the daily operation needs, of which RMB29,100,000 (equivalent to $4,639) was drawn down in December 2017. The loan bears interest at a rate of 4.79% per annum with a maturity date on December 6, 2018. As of March 31, 2018, the outstanding balance of this short-term borrowing was RMB29,100,000 (equivalent to $4,639).

k.

In December 2017, iKang Holding entered into a one-year loan framework agreement to obtain a short-term borrowing facility totaling RMB200,000,000 (equivalent to $31,884) with China Merchants Bank to satisfy the daily operation needs, of which RMB100,000,000 (equivalent to $15,942) and RMB50,000,000 (equivalent to $7,972) were drawn down in December 2017 and January 2018, respectively. Both of the two loans bear interest at a rate of 4.57% per annum with a maturity date on June 5, 2018 and January 8, 2019, respectively. As of March 31, 2018, the outstanding balance of these short-term borrowings were RMB150,000,000 (equivalent to $23,914).

l.

In March 2018, iKang Holding entered into a one-year loan framework agreement of RMB20,000,000 (equivalent to $3,188) with Industrial Bank Co., Ltd. to satisfy the daily operation needs. The loan bears interest at a rate of 5.00% per annum with a maturity date on March 29, 2019. As of March 31, 2018, the balance of this short-term borrowing was RMB20,000,000 (equivalent to $3,188).

The above amount of short-term borrowing remained outstanding, which amounted to $38,659 and $58,373 as of March 31, 2017 and 2018, respectively.

Interest expense incurred for the years ended March 31, 2016, 2017 and 2018 was $1,734 and $1,725 and $2,517, respectively. The weighted average effective interest rate for the years ended March 31, 2016, 2017 and 2018 was 3.3%, 4.2% and 4.54%, respectively.

(2)	Long-term loans due within one year

a.

In December 2015, iKang Holding entered into a series of agreements to issue long-term loans with principal amount totaling $203,393 (equivalent to RMB1,400,000,000) to four third-party investors (“bond holders”) with terms varying from eighteen months to thirty-six months.

The agreement stipulate that if the Group successfully completes the privatization before the maturity date of the long-term loans, and the bond holders decide to convert the loans into the future listing vehicle’s shares, no interest will be charged; however, if the bond holders decide not to convert, the interest rate will be at 5% or 8% (was originally 20%, amended to 8% subsequently in January 2017). Furthermore, if the privatization is not completed before the maturity date of the long-term loans, or the Group fails to put their best effort to facilitate the bond holder conversion of the loan into the future listing vehicle’s shares, the interest rate will be at 8% or 10% (was originally 5%, amended to 10% subsequently in December 2017). Interest rates of 8% and 10% were applied to accrue the interest expenses for above long-term loans for the year ended March 31, 2018, respectively.

Interest expense incurred for the years ended March 31, 2016, 2017 and 2018 was $2,869, $11,768 and $17,317, respectively. The effective interest rate for the year ended March 31, 2018 was 11.1%.

Loan amount of $29,056 (equivalent to RMB200, 000,000) was repaid in the year ended March 31, 2017, and $52,808 (equivalent to RMB350,000,000) was repaid during the year ended March 31, 2018. As of March 31, 2018, all the remaining outstanding loan amount of $135,510 (equivalent to RMB 850,000,000) was classified to short-term borrowings as the loans become due in three tranches in December 2018, January 2019 and March 2019, respectively.

b.

In November 2017, two of the Group’s wholly-owned subsidiaries entered into medical equipment sale-leaseback agreements as financial lease arrangement with Guiyang GYB Financial Leasing Co., Ltd.. Please refer to Note 13b for details.

As of March 31, 2018, the lease payment due within 1 year amounted to $2,567, which was included in short-term borrowings.